PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	$ 3,989,783	$ 1,387,986
Additions	6,685,067	3,028,331
Disposals	(2,056,437)
Impairment	(198,750)	0	$ 0
Depreciation	(645,851)	(426,534)	(153,434)
Carrying amount, ending balance	7,773,812	3,989,783	1,387,986
At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	4,578,475
Carrying amount, ending balance	8,991,509	4,578,475
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(588,692)
Carrying amount, ending balance	(1,217,697)	(588,692)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	2,822,765	922,118
Additions	5,745,871	2,077,794
Disposals	(2,056,437)
Impairment	(198,750)
Depreciation	(124,752)	(177,147)
Carrying amount, ending balance	6,188,697	2,822,765	922,118
Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	3,034,599
Carrying amount, ending balance	6,508,437	3,034,599
Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(211,834)
Carrying amount, ending balance	(319,740)	(211,834)
Right-of-use Assets [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	1,167,018	465,868
Additions	939,196	950,537
Disposals	0
Impairment	0
Depreciation	(521,099)	(249,387)
Carrying amount, ending balance	1,585,115	1,167,018	$ 465,868
Right-of-use Assets [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	1,543,876
Carrying amount, ending balance	2,483,072	1,543,876
Right-of-use Assets [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(376,858)
Carrying amount, ending balance	$ (897,957)	$ (376,858)